Revenue and segment analysis	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Revenue and segment analysis

2 Revenue and segment analysis

Accounting policy

The Group’s reported segments are based on the internal reporting structure and financial information provided to the Board.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 137.

Revenue arises from the provision of products and services under contracts with customers. In all cases, revenue is recognised to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and is recognised when the customer obtains control of the good or service.

Revenue is stated at the transaction price, which includes allowance for anticipated discounts and returns and excludes customer sales taxes and other amounts to be collected on behalf of third parties.

Where the goods or services promised within a contract are distinct, they are identified as separate performance obligations and are accounted for separately.

Where separate performance obligations are identified, total revenue is allocated on the basis of relative stand-alone selling prices or management’s best estimate of relative value where stand-alone selling prices do not exist. Management estimates may include a cost-plus method or comparable product approach, but must be supported by objective evidence. A residual approach may be applied where it is not possible to derive a reliable management estimate for a specific component.

Revenue is recognised for the various categories as follows:

◾  Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription. Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered in a consistent manner.

◾  Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition.

◾  Advertising – revenue is recognised on publication or over the period of online display.

Notes to the consolidated financial statements

for the year ended 31 December 2019

2 Revenue and segment analysis (continued)

RELX is a global provider of information-based analytics and decision tools for professional and business customers. Operating in four major market segments: Scientific, Technical & Medical provides information and analytics that help institutions and professionals progress science, advance healthcare and improve performance; Risk & Business Analytics provides customers with information-based analytics and decision tools that combine public and industry-specific content with advanced technology and algorithms to assist them in evaluating and predicting risk and enhancing operational efficiency; Legal provides legal, regulatory and business information and analytics that helps customers increase their productivity, improve decision-making and achieve better outcomes; and Exhibitions is a leading global events business. It combines face-to-face with data and digital tools to help customers learn about markets, source products and complete transactions.

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Scientific, Technical & Medical	2,637	2,538	2,473	982	942	914
Risk & Business Analytics	2,316	2,117	2,073	853	776	760
Legal	1,652	1,618	1,686	330	320	328
Exhibitions	1,269	1,219	1,109	331	313	287
Sub-total	7,874	7,492	7,341	2,496	2,351	2,289
Unallocated items	—	—	—	(5)	(5)	(5)
Total	7,874	7,492	7,341	2,491	2,346	2,284

2019
	Scientific, Technical & Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,182	1,843	1,118	248	4,391
Europe*	635	317	340	508	1,800
Rest of world	820	156	194	513	1,683
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by format
Electronic	2,214	2,264	1,400	51	5,929
Face-to-face	8	25	9	1,218	1,260
Print	415	27	243	—	685
Total revenue	2,637	2,316	1,652	1,269	7,874

Revenue by type
Subscriptions	1,970	872	1,287	—	4,129
Transactional	622	1,428	359	1,269	3,678
Advertising	45	16	6	—	67
Total revenue	2,637	2,316	1,652	1,269	7,874

2 Revenue and segment analysis (continued)

*Europe includes revenue of £529m from the UK(2018: £527m; 2017: £521m).

2018
	Scientific, Technical & Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,118	1,669	1,083	221	4,091
Europe	611	322	340	535	1,808
Rest of world	809	126	195	463	1,593
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by format
Electronic	2,094	2,030	1,338	51	5,513
Face-to-face	7	36	10	1,168	1,221
Print	437	51	270	—	758
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by type
Subscriptions	1,877	765	1,247	—	3,889
Transactional	615	1,322	365	1,219	3,521
Advertising	46	30	6	—	82
Total revenue	2,538	2,117	1,618	1,219	7,492

2017
	Scientific, Technical & Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,045	1,658	1,145	230	4,078
Europe	617	308	340	429	1,694
Rest of world	811	107	201	450	1,569
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by format
Electronic	1,995	1,967	1,384	42	5,388
Face-to-face	10	38	7	1,067	1,122
Print	468	68	295	—	831
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by type
Subscriptions	1,776	732	1,291	1	3,800
Transactional	646	1,301	389	1,108	3,444
Advertising	51	40	6	—	97
Total revenue	2,473	2,073	1,686	1,109	7,341

2 Revenue and segment analysis (continued)

Around half of RELX’s revenue comes from subscription arrangements, and revenue for these is generally recognised on a straight line basis over the time period covered by the agreement, in line with the provision of services. There are a number of multi-year contracts, mainly in Risk & Business Analytics, where revenue is recognised on the achievement of delivery milestones or other specified performance obligations. As at 31 December 2019, the aggregate amount of the transaction price of such contracts which relates to performance obligations which have not yet been delivered was approximately £162m (2018: £210m). It is expected that revenue will be recognised in relation to this amount over the next nine years.

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2019 £m	2018 £m	2017 £m
North America	4,308	4,013	3,998
Europe	2,832	2,790	2,644
Rest of world	734	689	699
Total	7,874	7,492	7,341

Revenue by geographical marked from the United Kingdom in 2019 was £1,320m (201: £1,144m; 2017: £1,085m).

ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Depreciation and other
	intangible assets			additions			intangible assets			amortisation
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Scientific, Technical & Medical	65	106	94	104	100	95	62	58	77	109	109	100
Risk & Business Analytics	47	852	—	96	92	83	170	161	141	89	73	64
Legal	139	30	6	155	145	153	24	33	52	150	147	142
Exhibitions	251	61	33	26	28	24	39	36	44	41	35	37
Total	502	1,049	133	381	365	355	295	288	314	389	364	343

Notes to the consolidated financial statements

for the year ended 31 December 2019

2 Revenue and segment analysis (continued)

Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets. Depreciation and other amortisation includes depreciation on right-of-use assets. Amortisation of acquired intangible assets includes amounts in respect of joint ventures of £1m (2018: £1m; 2017: £1m) in Exhibitions.

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2019 £m	2018 £m	2017 £m
North America	8,365	8,692	7,408
Europe	2,156	1,996	2,016
Rest of world	481	461	459
Total	11,002	11,149	9,883

Non-current assets held in the United Kingdom totalled £1,248m (2018: £988m; 2017: £1,026m). Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2019 £m	2018 £m	2017 £m
Operating profit	2,101	1,964	1,905
Adjustments:
Amortisation of acquired intangible assets	295	288	314
Acquisition-related costs	84	84	56
Reclassification of tax in joint ventures	12	11	10
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	2,491	2,346	2,284

The share of post-tax results of joint ventures of £41m (2018: £32m; 2017: £37m) included in operating profit comprised £3m

(2018: nil; 2017: £5m) relating to Legal, £36m (2018: £31m; 2017: £32m) relating to Exhibitions and £2m (2018: £1m; 2017: nil) relating to Risk & Business Analytics.